EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the TS&W Equity Portfolio, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 6, 2018 (SEC Accession No. 0001398344-18-003637), in interactive data format.